Stockholders' Equity - Schedule of Restricted Stock Unit Activity (Detail) - Restricted Stock Unit [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of Outstanding Restricted Stock Units, Beginning Balance	15,470	3,520
Number of Outstanding Restricted Stock Units, Granted	5,356	19,294
Number of Outstanding Restricted Stock Units, Released	(7,487)	(2,806)
Number of Outstanding Restricted Stock Units, Forfeited	(507)	(4,538)
Number of Outstanding Restricted Stock Units, Ending Balance	12,832	15,470
Weighted Average Grant Date Fair Value, Beginning Balance	$ 11.91	$ 59.95
Weighted Average Grant Date Fair Value, Granted	7.24	11.91
Weighted Average Grant Date Fair Value, Released	11.91	63.45
Weighted Average Grant Date Fair Value, Forfeited	11.90	17.31
Weighted Average Grant Date Fair Value, Ending Balance	$ 9.96	$ 11.91